Annual Fund Operating Expenses - Institutional Class Shares	Aug. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	0.45%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2036

[1]	North Capital, Inc., the Fund’s investment adviser (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed (i) 0.45% of average daily net assets of Institutional Class shares until at least August 31, 2027 and (ii) 1.00% of average daily net assets of Institutional Class Shares until at least August 31, 2036. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if there are waived amounts that have not been recouped outstanding and such recoupment, after giving effect to the recouped amounts, can be achieved within the lower of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees (the “Board”) of North Capital Funds Trust (the “Trust”), of which the Fund is a series, on 60 days’ written notice to the Adviser.
[2]	The total net operating expense ratio will not match the Fund’s financial statements because the financial statements reflect the application of the Adviser’s voluntary expense limitation agreement.